Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Basic earnings per share
Net income	$ 11,437	$ 12,871
Dividends on preferred shares and distributions on other equity instruments	(274)	(271)
Net income attributable to non-controlling interests	(5)	(11)
Net income available to common shareholders	$ 11,164	$ 12,591
Weighted average number of common shares (in thousands)	1,423,915	1,434,779
Basic earnings per share (in dollars)	$ 7.84	$ 8.78
Diluted earnings per share
Net income available to common shareholders	$ 11,164	$ 12,591
Dilutive impact of exchangeable shares	13	15
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 11,177	$ 12,606
Weighted average number of common shares (in thousands)	1,423,915	1,434,779
Stock options	1,054	2,011
Issuable under other share-based compensation plans	755	742
Exchangeable shares	3,046	3,150
Average number of diluted common shares (in thousands)	1,428,770	1,440,682
Diluted earnings per share (in dollars)	$ 7.82	$ 8.75
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 11,432	$ 12,860
Dividends on preferred shares and distributions on other equity instruments	$ (268)	$ (269)